INVESTMENTS (M Loans) (DETAILS) (Commercial Real Estate Portfolio Segment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commercial Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 4	$ 3	$ 2
Recoveries	(1)	0	0
Provisions	0	1	1
Ending balance	3	4	3
Ending Balance [Abstract]:
Individually Evaluated for Impairment	$ 3	$ 4	$ 3